CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Consolidated Income Statement [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables) [Line Items]
Disclosure of separate financial statements [text block]
For the year ended 31 December 2018	Company £m	Lloyds Bank £m	Subsidiaries £m	Consolidation adjustments £m	Group £m
Net interest income	(173)	6,129	7,769	(329)	13,396
Other income	4,524	7,992	7,136	(10,957)	8,695
Total income	4,351	14,121	14,905	(11,286)	22,091
Insurance claims	–	–	(3,465)	–	(3,465)
Total income, net of insurance claims	4,351	14,121	11,440	(11,286)	18,626
Operating expenses	(246)	(6,492)	(7,033)	2,042	(11,729)
Trading surplus	4,105	7,629	4,407	(9,244)	6,897
Impairment	(3)	(504)	(480)	50	(937)
Profit before tax	4,102	7,125	3,927	(9,194)	5,960
Taxation	(80)	(853)	(795)	168	(1,560)
Profit for the year	4,022	6,272	3,132	(9,026)	4,400

For the year ended 31 December 2017	Company £m	Lloyds Bank £m	Subsidiaries £m	Consolidation adjustments £m	Group £m
Net interest (expense) income	(121)	5,829	5,360	(156)	10,912
Other income	2,792	7,642	22,553	(9,662)	23,325
Total income	2,671	13,471	27,913	(9,818)	34,237
Insurance claims	–	–	(15,578)	–	(15,578)
Total income, net of insurance claims	2,671	13,471	12,335	(9,818)	18,659
Operating expenses	(255)	(7,201)	(6,939)	2,049	(12,346)
Trading surplus	2,416	6,270	5,396	(7,769)	6,313
Impairment	–	(462)	(281)	55	(688)
Profit before tax	2,416	5,808	5,115	(7,714)	5,625
Taxation	(17)	(529)	(1,153)	(29)	(1,728)
Profit for the year	2,399	5,279	3,962	(7,743)	3,897
For the year ended 31 December 2016	Company £m	Lloyds Bank £m	Subsidiaries £m	Consolidation adjustments £m	Group £m
Net interest income	66	4,883	4,661	(336)	9,274
Other income	3,618	5,489	30,349	(9,119)	30,337
Total income	3,684	10,372	35,010	(9,455)	39,611
Insurance claims	–	–	(22,344)	–	(22,344)
Total income, net of insurance claims	3,684	10,372	12,666	(9,455)	17,267
Operating expenses	(221)	(7,722)	(6,380)	1,696	(12,627)
Trading surplus	3,463	2,650	6,286	(7,759)	4,640
Impairment	–	(620)	(239)	107	(752)
Profit before tax	3,463	2,030	6,047	(7,652)	3,888
Taxation	(328)	(77)	(1,815)	496	(1,724)
Profit for the year	3,135	1,953	4,232	(7,156)	2,164

Condensed Consolidated Statement of Comprehensive Income [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables) [Line Items]
Disclosure of separate financial statements [text block]
For the year ended 31 December 2018	Company £m	Lloyds Bank £m	Subsidiaries £m	Consolidation adjustments £m	Group £m
Profit (loss) for the year	4,022	6,272	3,132	(9,026)	4,400
Other comprehensive income
Items that will not subsequently be reclassified to profit or loss:
Post-retirement defined benefit scheme remeasurements:
Remeasurements before taxation	–	(206)	373	–	167
Taxation	–	44	(91)	–	(47)
	–	(162)	282	–	120
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	–	(102)	9	(4)	(97)
Tax	–	–	–	22	22
	–	(102)	9	18	(75)
Gains and losses attributable to own credit risk:
Gains (losses) before tax	–	533	–	–	533
Tax	–	(144)	–	–	(144)
	–	389	–	–	389
Share of other comprehensive income of associates and joint ventures	–	–	–	8	8
Items that may subsequently be reclassified to profit or loss:
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	–	(58)	(35)	56	(37)
Income statement transfers in respect of disposals	–	(258)	(6)	(11)	(275)
Taxation	–	114	5	–	119
	–	(202)	(36)	45	(193)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value	–	255	(89)	68	234
Net income statement transfers	–	(628)	(29)	(44)	(701)
Taxation	–	87	31	(5)	113
	–	(286)	(87)	19	(354)
Currency translation differences (tax: nil)	–	2	(10)	–	(8)
Other comprehensive income for the year, net of tax	–	(361)	158	90	(113)
Total comprehensive income for the year	4,022	5,911	3,290	(8,936)	4,287

Total comprehensive income attributable to ordinary shareholders	3,589	5,636	3,085	(8,554)	3,756
Total comprehensive income attributable to other equity holders	433	275	107	(382)	433
Total comprehensive income attributable to equity holders	4,022	5,911	3,192	(8,936)	4,189
Total comprehensive income attributable to non-controlling interests	–	–	98	–	98
Total comprehensive income for the year	4,022	5,911	3,290	(8,936)	4,287
For the year ended 31 December 2017	Company £m	Lloyds Bank £m	Subsidiaries £m	Consolidation adjustments £m	Group £m
Profit (loss) for the year	2,399	5,279	3,962	(7,743)	3,897
Other comprehensive income
Items that will not subsequently be reclassified to profit or loss:
Post–retirement defined benefit scheme remeasurements:
Remeasurements before taxation	–	442	186	–	628
Taxation	–	(110)	(36)	–	(146)
	–	332	150	–	482
Gains and losses attributable to own credit risk:
Gains (losses) before taxation	–	(55)	–	–	(55)
Taxation	–	15	–	–	15
	–	(40)	–	–	(40)
Items that may subsequently be reclassified to profit or loss:
Movements in revaluation reserve in respect of available-for-sale financial assets:
Change in fair value	–	231	38	34	303
Income statement transfers in respect of disposals	–	(333)	(131)	18	(446)
Income statement transfers in respect of impairment	–	–	9	(3)	6
Taxation	–	46	17	–	63
	–	(56)	(67)	49	(74)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value	–	15	(136)	(242)	(363)
Net income statement transfers	–	(436)	46	(261)	(651)
Taxation	–	130	23	130	283
	–	(291)	(67)	(373)	(731)
Currency translation differences (tax: nil)	–	(5)	(27)	–	(32)
Other comprehensive income for the year, net of tax	–	(60)	(11)	(324)	(395)
Total comprehensive income for the year	2,399	5,219	3,951	(8,067)	3,502
Total comprehensive income attributable to ordinary shareholders	1,984	4,946	3,740	(7,673)	2,997
Total comprehensive income attributable to other equity holders	415	273	121	(394)	415
Total comprehensive income attributable to equity holders	2,399	5,219	3,861	(8,067)	3,412
Total comprehensive income attributable to non-controlling interests	–	–	90	–	90
Total comprehensive income for the year	2,399	5,219	3,951	(8,067)	3,502
For the year ended 31 December 2016	Company £m	Lloyds Bank £m	Subsidiaries £m	Consolidation adjustments £m	Group £m
Profit (loss) for the year	3,135	1,953	4,232	(7,156)	2,164
Other comprehensive income
Items that will not subsequently be reclassified to profit or loss:
Post-retirement defined benefit scheme remeasurements:
Remeasurements before taxation	–	(682)	(666)	–	(1,348)
Taxation	–	184	136	–	320
	–	(498)	(530)	–	(1,028)
Items that may subsequently be reclassified to profit or loss:
Movements in revaluation reserve in respect of available-for-sale financial assets:
Adjustment on transfer from held-to-maturity portfolio	–	1,544	–	–	1,544
Change in fair value	–	268	84	4	356
Income statement transfers in respect of disposals	–	(507)	(68)	–	(575)
Income statement transfers in respect of impairment	–	172	1	–	173
Taxation	–	(269)	(32)	–	(301)
	–	1,208	(15)	4	1,197
Movements in cash flow hedging reserve:
Effective portion of changes in fair value	–	1,290	125	1,017	2,432
Net income statement transfers	–	(241)	(233)	(83)	(557)
Taxation	–	(258)	29	(237)	(466)
	–	791	(79)	697	1,409
Currency translation differences (tax: nil)	–	19	44	(67)	(4)
Other comprehensive income for the year, net of tax	–	1,520	(580)	634	1,574
Total comprehensive income for the year	3,135	3,473	3,652	(6,522)	3,738
Total comprehensive income attributable to ordinary shareholders	2,723	3,354	3,450	(6,302)	3,225
Total comprehensive income attributable to other equity holders	412	119	101	(220)	412
Total comprehensive income attributable to equity holders	3,135	3,473	3,551	(6,522)	3,637
Total comprehensive income attributable to non-controlling interests	–	–	101	–	101
Total comprehensive income for the year	3,135	3,473	3,652	(6,522)	3,738

Condensed Consolidated Balance Sheet [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables) [Line Items]
Disclosure of separate financial statements [text block]
BALANCE SHEETS

At 31 December 2018	Company £m	Lloyds Bank £m	Subsidiaries £m	Consolidation adjustments £m	Group £m
Assets
Cash and balances at central banks	–	37,632	17,031	–	54,663
Items in course of collection from banks	–	464	183	–	647
Financial assets at fair value through profit or loss	588	20,843	139,339	(2,241)	158,529
Derivative financial instruments	256	15,431	26,872	(18,964)	23,595
At amortised cost:
Loans and advances to banks	–	3,153	3,105	25	6,283
Loans and advances to customers	–	172,315	312,388	155	484,858
Debt securities	–	4,960	271	7	5,238
Due from fellow Lloyds Banking Group undertakings	24,295	173,475	99,186	(296,956)	–
Financial assets at fair value through other comprehensive income	–	23,208	1,607	–	24,815
Goodwill	–	–	2,331	(21)	2,310
Value of in-force business	–	–	4,543	219	4,762
Other intangible assets	–	2,062	318	967	3,347
Property, plant and equipment	–	2,940	9,346	14	12,300
Current tax recoverable	76	–	227	(298)	5
Deferred tax assets	9	1,980	2,278	(1,814)	2,453
Retirement benefit assets	–	704	551	12	1,267
Investment in subsidiary undertakings, including assets held for sale	46,725	32,656	–	(79,381)	–
Other assets	955	849	11,366	(644)	12,526
Total assets	72,904	492,672	630,942	(398,920)	797,598
Equity and liabilities
Liabilities
Deposits from banks	–	5,320	25,002	(2)	30,320
Customer deposits	–	229,402	188,735	(71)	418,066
Due to fellow Lloyds Banking Group undertakings	51	88,383	175,761	(264,195)	–
Items in course of transmission to banks	–	341	295	–	636
Financial liabilities at fair value through profit or loss	–	17,719	14,177	(1,349)	30,547
Derivative financial instruments	209	14,546	25,582	(18,964)	21,373
Notes in circulation	–	–	1,104	–	1,104
Debt securities in issue	20,394	70,556	30,102	(29,884)	91,168
Liabilities arising from insurance contracts and participating investment contracts	–	–	98,890	(16)	98,874
Liabilities arising from non-participating investment contracts	–	–	13,853	–	13,853
Other liabilities	1,082	2,643	18,793	(2,885)	19,633
Retirement benefit obligations	–	121	122	2	245
Current tax liabilities	–	231	639	(493)	377
Deferred tax liabilities	–	–	750	(750)	–
Other provisions	–	1,608	2,135	(196)	3,547
Subordinated liabilities	6,043	9,528	6,611	(4,526)	17,656
Total liabilities	27,779	440,398	602,551	(323,329)	747,399
Equity
Shareholders’ equity	38,634	49,057	25,530	(69,787)	43,434
Other equity instruments	6,491	3,217	2,587	(5,804)	6,491
Total equity excluding non-controlling interests	45,125	52,274	28,117	(75,591)	49,925
Non-controlling interests	–	–	274	–	274
Total equity	45,125	52,274	28,391	(75,591)	50,199
Total equity and liabilities	72,904	492,672	630,942	(398,920)	797,598
				Consolidation
	Company	Lloyds Bank	Subsidiaries	adjustments	Group
At 31 December 2017	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	–	55,835	2,686	–	58,521
Items in course of collection from banks	–	490	265	–	755
Financial assets at fair value through profit or loss	–	43,977	126,864	(7,963)	162,878
Derivative financial instruments	265	26,764	14,785	(15,980)	25,834
At amortised cost:
Loans and advances to banks	–	3,611	2,975	25	6,611
Loans and advances to customers	–	170,804	294,463	7,231	472,498
Debt securities	–	3,182	420	41	3,643
Due from fellow Lloyds Banking Group undertakings	14,698	180,772	119,914	(315,384)	–
Available-for-sale financial assets	–	42,566	1,582	(2,050)	42,098
Goodwill	–	–	2,332	(22)	2,310
Value of in-force business	–	–	4,590	249	4,839
Other intangible assets	–	1,415	345	1,075	2,835
Property, plant and equipment	–	3,252	9,526	(51)	12,727
Current tax recoverable	724	–	26	(734)	16
Deferred tax assets	22	1,995	2,285	(2,018)	2,284
Retirement benefit assets	–	673	69	(19)	723
Investment in subsidiary undertakings, including assets held for sale	44,863	40,500	–	(85,363)	–
Other assets	961	1,117	12,107	(648)	13,537
Total assets	61,533	576,953	595,234	(421,611)	812,109
Equity and liabilities
Liabilities
Deposits from banks	–	7,538	22,268	(2)	29,804
Customer deposits	–	234,397	183,830	(103)	418,124
Due to fellow Lloyds Banking Group undertakings	2,168	112,769	179,952	(294,889)	–
Items in course of transmission to banks	–	304	280	–	584
Financial liabilities at fair value through profit or loss	–	51,045	53	(221)	50,877
Derivative financial instruments	327	28,267	13,510	(15,980)	26,124
Notes in circulation	–	–	1,313	–	1,313
Debt securities in issue	10,886	66,249	15,847	(20,532)	72,450
Liabilities arising from insurance contracts and participating investment contracts	–	–	103,434	(21)	103,413
Liabilities arising from non-participating investment contracts	–	–	15,447	–	15,447
Other liabilities	935	3,425	18,480	(2,110)	20,730
Retirement benefit obligations	–	143	134	81	358
Current tax liabilities	–	105	1,242	(1,073)	274
Deferred tax liabilities	–	–	779	(779)	–
Other provisions	–	2,593	2,865	88	5,546
Subordinated liabilities	3,993	9,341	8,288	(3,700)	17,922
Total liabilities	18,309	516,176	567,722	(339,241)	762,966
Equity
Shareholders’ equity	37,869	57,560	25,470	(77,348)	43,551
Other equity instruments	5,355	3,217	1,805	(5,022)	5,355
Total equity excluding non-controlling interests	43,224	60,777	27,275	(82,370)	48,906
Non-controlling interests	–	–	237	–	237
Total equity	43,224	60,777	27,512	(82,370)	49,143
Total equity and liabilities	61,533	576,953	595,234	(421,611)	812,109

Condensed Consolidated Cash Flow Statement [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables) [Line Items]
Disclosure of separate financial statements [text block]
For the year ended 31 December 2018	Company £m	Lloyds Bank £m	Subsidiaries £m	Consolidation adjustments £m	Group £m
Net cash provided by (used in) operating activities	6,689	(27,290)	8,871	623	(11,107)

Cash flows from investing activities
Dividends received from subsidiary undertakings	4,000	4,867	–	(8,867)	–
Distributions on other equity instruments received	324	101	–	(425)	–
Financial assets at fair value through other comprehensive income:
Purchases	–	(11,699)	(958)	–	(12,657)
Proceeds from sale and maturity	–	25,927	918	(39)	26,806
Purchase of fixed assets	–	(1,486)	(2,028)	–	(3,514)
Proceeds from sale of fixed assets	–	113	1,221	–	1,334
Acquisitions of and capital injections to subsidiaries	(12,753)	(111)	(131)	12,946	(49)
Return of capital	11,114	210	–	(11,324)	–
Return of capital contribution	9	–	–	(9)	–
Capital lending to subsidiaries	(21,577)	–	–	21,577	–
Capital loan repayments by subsidiaries	12,602	–		(12,602)	–
Interest received on lending to subsidiaries	370	–		(370)	–
Disposal of businesses, net of cash disposed	–	7,704	1,373	(9,076)	1
Net cash flows from investing activities	(5,911)	25,626	395	(8,189)	11,921

Cash flows from financing activities
Dividends paid to ordinary shareholders	(2,240)	(11,022)	(5,467)	16,489	(2,240)
Distributions on other equity instruments	(433)	(275)	(150)	425	(433)
Dividends paid to non-controlling interests	–	–	(61)	–	(61)
Interest paid on subordinated liabilities	(275)	(659)	(673)	339	(1,268)
Issue of ordinary shares	102	–	–	–	102
Share buy-back programme	(1,005)	–	–	–	(1,005)
Issue of other equity instruments	1,129	–	782	(780)	1,131
Proceeds from issue of subordinated liabilities	1,729	–	–	–	1,729
Repayment of subordinated liabilities	–	–	(2,273)	17	(2,256)
Capital contributions received	–	–	3,088	(3,088)	–
Return of capital contributions	–	(9)	–	9	–
Return of capital to parent company	–	(2,975)	–	2,975	–
Capital borrowing from the Company	–	9,860	11,717	(21,577)	–
Capital repayments to the Company	–	(10,354)	(2,248)	12,602	–
Interest paid on borrowing from the Company	–	(370)	–	370	–
Changes in non-controlling interests	–	–	–	–	–
Net cash used in financing activities	(993)	(15,804)	4,715	7,781	(4,301)

Effects of exchange rate changes on cash and cash equivalents	–	2	1	–	3
Change in cash and cash equivalents	(215)	(17,466)	13,982	215	(3,484)
Cash and cash equivalents at beginning of year[1]	272	56,120	2,588	(272)	58,708
Cash and cash equivalents at end of year	57	38,654	16,570	(57)	55,224
For the year ended 31 December 2017	Company £m	Lloyds Bank £m	Subsidiaries £m	Consolidation adjustments £m	Group £m
Net cash (used in) provided by operating activities	8,221	(3,430)	(5,959)	(2,027)	(3,195)
Cash flows from investing activities
Dividends received from subsidiary undertakings	2,650	4,378	–	(7,028)	–
Distributions on other equity instruments received	292	101	–	(393)	–
Return of capital contributions	77	–	–	(77)	–
Available-for-sale financial assets:
Purchases	–	(7,550)	(482)	170	(7,862)
Proceeds from sale and maturity	–	16,480	2,195	–	18,675
Purchase of fixed assets	–	(1,155)	(2,500)	–	(3,655)
Proceeds from sale of fixed assets	–	85	1,359	–	1,444
Additional capital lending to subsidiaries	(8,476)	(34)	–	8,510	–
Capital repayments by subsidiaries	475	–	–	(475)	–
Interest received on lending to Lloyds Bank	244	–	–	(244)	–
Acquisition of businesses, net of cash acquired	(320)	(2,026)	(622)	1,045	(1,923)
Disposal of businesses, net of cash disposed	–	592	129	(592)	129
Net cash flows from investing activities	(5,058)	10,871	79	916	6,808

Cash flows from financing activities
Dividends paid to equity shareholders	(2,284)	(2,650)	(4,378)	7,028	(2,284)
Distributions on other equity instruments	(415)	(273)	(120)	393	(415)
Dividends paid to non-controlling interests	–	–	(51)	–	(51)
Interest paid on subordinated liabilities	(248)	(668)	(700)	341	(1,275)
Proceeds from issue of subsordinated liabilities	–	–	–	–	–
Proceeds from issue of ordinary shares	14	–	–	–	14
Repayment of subordinated liabilities	–	(675)	(1,132)	799	(1,008)
Capital contributions received	–	–	–	–	–
Changes in non-controlling interests	–	–	–	–	–
Return of capital contribution	–	(77)	–	77	–
Capital borrowing from the Company	–	8,476	–	(8,476)	–
Capital repayments to parent company	–	(475)	–	475	–
Interest paid on borrowing from the Company	–	(244)	–	244	–
Net cash used in financing activities	(2,933)	3,414	(6,381)	881	(5,019)

Effects of exchange rate changes on cash and cash equivalents	–	(1)	1	–	–
Change in cash and cash equivalents	230	10,854	(12,260)	(230)	(1,406)
Cash and cash equivalents at beginning of year	42	45,266	17,122	(42)	62,388
Cash and cash equivalents at end of year	272	56,120	4,862	(272)	60,982
For the year ended 31 December 2016	Company £m	Lloyds Bank £m	Subsidiaries £m	Consolidation adjustments £m	Group £m
Net cash provided by (used in) operating activities	(7,550)	1,073	11,131	(2,580)	2,074
Cash flows from investing activities
Dividends received from subsidiary undertakings	3,759	3,984	–	(7,743)	–
Distributions on other equity instruments received	119	–	–	(119)	–
Return of capital contributions	441	–	–	(441)	–
Available-for-sale financial assets and held-to-maturity investments:
Purchases	–	(4,664)	(322)	56	(4,930)
Proceeds from sale and maturity	–	6,429	2,350	(2,444)	6,335
Purchase of fixed assets	–	(1,122)	(2,638)	–	(3,760)
Proceeds from sale of fixed assets	–	19	1,665	–	1,684
Purchase of other equity instruments issued by subsidiaries	–	–	–	–	–
Capital lending to Lloyds Bank	–	–	–	–	–
Capital repayments by Lloyds Bank	–	–	–	–	–
Additional capital lending to subsidiaries	(4,978)	–	–	4,978	–
Capital repayments by subsidiaries	13,166	–	–	(13,166)	–
Interest received on lending to Lloyds Bank	496	–	–	(496)	–
Additional capital injections to subsidiaries	(3,522)	(309)	–	3,831	–
Acquisition of businesses, net of cash acquired	–	–	(20)	–	(20)
Disposal of businesses, net of cash disposed	–	231	5	(231)	5
Net cash flows from investing activities	9,481	4,568	1,040	(15,775)	(686)

Cash flows from financing activities
Dividends paid to ordinary shareholders	(2,014)	(3,040)	(4,602)	7,642	(2,014)
Distributions on other equity instruments	(412)	(119)	(101)	220	(412)
Dividends paid to non-controlling interests	–	–	(29)	–	(29)
Interest paid on subordinated liabilities	(229)	(1,516)	(893)	951	(1,687)
Proceeds from issue of subordinated liabilities	1,061	2,753	–	(2,753)	1,061
Repayment of subordinated liabilities	(319)	(13,200)	(4,952)	10,586	(7,885)
Proceeds from issue of other equity instruments	–	3,217	305	(3,522)	–
Capital contribution received	–	–	309	(309)	–
Return of capital contributions	–	(441)	–	441	–
Capital borrowing from the Company	–	–	–	–	–
Capital repayments to the Company	–	(3,387)	(1,198)	4,585	–
Interest paid on borrowing from the Company	–	(496)	–	496	–
Change in stake of non-controlling interests	–	–	(8)	–	(8)
Net cash used in financing activities	(1,913)	(16,229)	(11,169)	18,337	(10,974)

Effects of exchange rate changes on cash and cash equivalents	–	2	19	–	21
Change in cash and cash equivalents	18	(10,586)	1,021	(18)	(9,565)
Cash and cash equivalents at beginning of year	24	55,852	16,101	(24)	71,953
Cash and cash equivalents at end of year	42	45,266	17,122	(42)	62,388
1	Adjusted for IFRS 9